Business Combinations	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
Note 15 Business Combinations

Bebidas del Paraguay S.A.

Year 2016 Acquisitions

On March 31, 2016, subsidiary Bebidas del Paraguay S.A. acquired 51% of the stock rights of Sajona Brewing Company S.R.L (Paraguayan company). The purpose of this company is the production and marketing of Sajonia brand beer. The amount of this transaction was ThCh$ 641,489 (equivalents to US$ 1,000,000).

During 2017, the Company has determined the following fair values of assets and liabilities, for this business combination (Note 1, (2)).

It is expected that the acquisition of this company allows to transform the brand into a reference in the segment of craft beer, increases their productive capacities and distribution network, forming part of the portfolio brands of BdP. According with the above mentioned, BdP begins to participate in the production of beer, with its own brand and with great growth prospects.

As of December 31, 2017, the Company did not enter into business combinations transactions.